Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Stock-based compensation
Schedule of Employee Stock Option Activity

	2023		2022
	Options	Average exercise price	Options	Average exercise price
At January 1	3,032,771	$13.00	1,517,910	$13.00
Granted	966,413	13.73	1,514,861	13.00
Forfeited	(41,822)	13.35	—	—
At December 31	3,957,362	$13.17	3,032,771	$13.00

Schedule of Stock Options Outstanding

	Non-exercisable				Exercisable
		Average	Average life	Intrinsic		Average	Intrinsic
Exercise price	Options	price	(years)	value[1]	Options	price	value[1]
$13.17	2,450,190	$13.27	4.5	$466	1,507,172	$13.00	467
1.	Based on the closing market share price on December 31, 2023 of $13.31.